Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.8%
Aerospace & Defense — 4.9%
HEICO Corp., Class A	8,881	$1,874,690
Howmet Aerospace, Inc.	10,177	2,345,391
Kratos Defense & Security Solutions, Inc.*	15,007	1,058,144
		5,278,225
Apparel — 2.8%
On Holding AG, Class A*	39,011	1,327,154
Tapestry, Inc.	11,816	1,667,356
		2,994,510
Biotechnology — 4.6%
Alnylam Pharmaceuticals, Inc.*	5,489	1,816,145
Insmed, Inc.*	9,180	1,501,114
Ionis Pharmaceuticals, Inc.*	21,502	1,614,585
		4,931,844
Building Materials — 4.0%
Martin Marietta Materials, Inc.	3,575	2,104,531
SPX Technologies, Inc.*	11,239	2,247,126
		4,351,657
Commercial Services — 5.7%
Corpay, Inc.*	5,231	1,522,169
Paylocity Holding Corp.*	12,163	1,314,090
Quanta Services, Inc.	6,006	3,297,414
		6,133,673
Computers — 1.0%
Zscaler, Inc.*	7,332	1,028,606
Distribution & Wholesale — 3.9%
Copart, Inc.*	34,899	1,158,647
Fastenal Co.	65,350	3,032,240
		4,190,887
Diversified Financial Services — 3.4%
Houlihan Lokey, Inc.	7,459	1,071,261
LPL Financial Holdings, Inc.	8,701	2,617,522
		3,688,783
Electrical Components & Equipment — 3.6%
Generac Holdings, Inc.*	10,344	2,020,494
Novanta, Inc.*	15,741	1,859,169
		3,879,663
Engineering & Construction — 0.7%
Construction Partners, Inc., Class A*	6,968	774,284
Hand & Machine Tools — 1.9%
Lincoln Electric Holdings, Inc.	8,256	2,056,405
Healthcare Products — 13.2%
Align Technology, Inc.*	10,591	1,815,615
Bio-Techne Corp.	42,016	2,195,756
Edwards Lifesciences Corp.*	29,727	2,380,538
IDEXX Laboratories, Inc.*	7,196	4,043,361
Insulet Corp.*	10,062	2,111,410
STERIS PLC	5,568	1,231,252
	Number of Shares	Value†

Healthcare Products — (continued)
TransMedics Group, Inc.*	3,883	$386,009
		14,163,941
Home Furnishings — 1.4%
SharkNinja, Inc.*	14,392	1,524,113
Insurance — 2.4%
Brown & Brown, Inc.	19,601	1,278,181
Kinsale Capital Group, Inc.	3,686	1,259,359
		2,537,540
Internet — 0.5%
Stubhub Holdings, Inc., Class A*	79,269	494,639
Leisure Time — 6.6%
Amer Sports, Inc.*	32,412	1,067,003
Planet Fitness, Inc., Class A*	13,605	1,011,940
Royal Caribbean Cruises Ltd.	14,471	3,982,130
Viking Holdings Ltd.*	14,855	1,091,545
		7,152,618
Lodging — 2.3%
Hilton Worldwide Holdings, Inc.	8,243	2,506,532
Machinery — Construction & Mining — 1.6%
BWX Technologies, Inc.	8,190	1,674,773
Pharmaceuticals — 3.2%
Ascendis Pharma A/S, ADR*	5,145	1,176,816
Cardinal Health, Inc.	5,918	1,250,532
Dexcom, Inc.*	15,487	972,584
		3,399,932
Real Estate — 2.2%
CoStar Group, Inc.*	58,101	2,343,794
Retail — 8.9%
Casey's General Stores, Inc.	2,302	1,675,534
Dutch Bros, Inc., Class A*	26,400	1,337,424
Ferguson Enterprises, Inc.	9,251	2,157,888
Floor & Decor Holdings, Inc., Class A*	36,603	1,859,432
Texas Roadhouse, Inc.	6,064	1,001,409
Tractor Supply Co.	34,549	1,565,070
		9,596,757
Semiconductors — 7.3%
GLOBALFOUNDRIES, Inc.*	19,733	877,724
MACOM Technology Solutions Holdings, Inc.*	9,569	2,124,988
Monolithic Power Systems, Inc.	3,905	4,269,531
Rambus, Inc.*	6,528	561,604
		7,833,847
Software — 10.7%
Bentley Systems, Inc., Class B	30,753	1,080,045
Cloudflare, Inc., Class A*	16,818	3,470,227
Datadog, Inc., Class A*	11,493	1,356,749
Manhattan Associates, Inc.*	11,129	1,481,493
Snowflake, Inc.*	11,453	1,727,341
Tyler Technologies, Inc.*	3,637	1,245,236

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Waystar Holding Corp.*	46,208	$1,114,075
		11,475,166
Transportation — 1.0%
Old Dominion Freight Line, Inc.	5,738	1,121,205
TOTAL COMMON STOCKS (Cost $97,200,526)		105,133,394

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $1,608,253)	1,608,253	1,608,253
TOTAL INVESTMENTS — 99.3% (Cost $98,808,779)		$106,741,647
Other Assets & Liabilities — 0.7%		755,515
TOTAL NET ASSETS — 100.0%		$107,497,162

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
2